Fair Value Measurements (Details) - Schedule of company determined the fair value of the Series C redeemable convertible preferred stock warrants using the Black-Scholes	1 Months Ended	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2021
Series C Redeemable Convertible Preferred Stock Warrants [Member]
Fair Value Measurements (Details) - Schedule of company determined the fair value of the Series C redeemable convertible preferred stock warrants using the Black-Scholes [Line Items]
Expected dividend rate		0.00%
Risk-free interest rate		0.24%
Expected volatility		46.00%
Expected term (in years)		2 years 4 months 20 days
SVB March 2021 Note Common Stock Warrants [Member]
Fair Value Measurements (Details) - Schedule of company determined the fair value of the Series C redeemable convertible preferred stock warrants using the Black-Scholes [Line Items]
Expected dividend rate	0.00%	0.00%
Risk-free interest rate	1.74%	1.74%
Expected volatility	47.00%	47.00%
Expected term (in years)	10 years	10 years